Income Taxes - Summary of Changes in Balance of Tax Loss Carryforwards (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Balance at beginning of the year	$ 24,791	$ 14,900	$ 9,400
Increase (see sources above)	3,334	5,616	7,001
Usage of tax losses	(2,723)	(4)	(37)
Effect of foreign currency exchange rates	(585)	4,279	(1,464)
Balance at end of the year	$ 24,817	$ 24,791	$ 14,900